Other Non-Current Assets - (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous non-current assets [abstract]
Non-current restricted cash	$ 1,964	$ 2,419	$ 1,736
Non-current financial assets held at fair value through profit or loss	25,549	21,715	21,715
Non-current financial assets held at fair value through OCI	14,880	15,528	17,443
Total other non-current assets	$ 42,393	$ 39,662	$ 40,894